September 28, 2007

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Equity Trust (the "Trust")

            Post-Effective Amendment No. 111 to Registration Statement on

            Form N-1A, Nos: 333-37453/811-08413

Ladies and Gentlemen:

On behalf of the Evergreen Equity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 111 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of registering three new series of the Trust, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund and Evergreen Golden Mid Cap Core Fund, which are scheduled to become effective on December 12, 2007.

If you have any questions or would like further information, please call me at (617) 210-3662.

Sincerely yours,

/s/ Brian Montana

Brian Montana

Enclosure